GENERAL (Narrative) (Details) - shares	Dec. 31, 2021	Jun. 24, 2021	Dec. 31, 2020	Apr. 02, 2015
Business Acquisition [Line Items]
Increased authorized ordinary share capital	60,000,000	60,000,000	40,000,000
Revera Inc [Member]
Business Acquisition [Line Items]
Percentage of shares acquired				100.00%